Note 14 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Derivatives Hedging Accounting (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Assets
HEDGING DERIVATIVES, ASSETS	€ 2,531,000,000	€ 1,729,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	60,000,000	28,000,000
Liabilities Abstract
HEDGING DERIVATIVES, LIABILITIES	2,368,000,000	2,233,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	€ 0	€ 0